Share Capital and Warrants	12 Months Ended
Dec. 31, 2021
Share Capital And Warrants [Abstract]
Share Capital and Warrants
23.	Share capital and warrants
(a)	Authorized

The authorized capital of the Company consists of an unlimited number of voting common shares and preferred shares with no par value.

(b)	Issued and outstanding
		December 31, 2021		December 31, 2020
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		918,844,133	762,046	107,180,423	509,654
Share issuances		956,806,648	977,425	337,696,867	176,931
Share issuance costs		—	(16,371)	—	(5,593)
Acquisition	5	24,431,278	26,216	—	—
Convertible debenture settlement	5	2,488,754	2,671	373,371,318	63,002
Disposition of Bridge Farm	6	—	—	(2,716,271)	(38,447)
Derivative warrants exercised	19	152,146,950	277,136	102,836,429	55,912
Warrants exercised	23(c)	195,711	178	—	—
Employee awards exercised (1)	24(c)	5,494,883	6,403	475,367	587
Balance, end of year		2,060,408,357	2,035,704	918,844,133	762,046
(1)

Included in employee awards exercised are 875,000 RSUs that vested and were exercised in December 2020; however, the common shares were not issued until January 2021. Excluded from employee awards exercised are 500,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.

ATM Offering Program

During the year ended December 31, 2021, the Company issued 796.3 million common shares at a weighted average exercise price of US$0.8597 for gross proceeds of $855.2 million (US$684.6 million) through its ATM programs.

2021 Registered Offerings

In connection with the January 2021 Units Offering, the Company issued 100.0 million common shares (note 19a) and in connection with the February 2021 Units Offering, the Company issued 60.5 million common shares (note 19b). Total proceeds from the two offerings allocated to share capital were $122.2 million.

(c)	Common share purchase warrants
	Number of Warrants	Carrying Amount
Balance at December 31, 2019	6,165,324	27,831
Warrants issued	544,000	306
Warrants expired	(3,232,434)	(5,908)
Warrants cancelled	(2,452,890)	(16,091)
Balance at December 31, 2020	1,024,000	6,138
Acquisition (note 5)	2,097,828	1,771
Warrants issued	640,000	361
Warrants exercised	(195,711)	(178)
Balance at December 31, 2021	3,566,117	8,092

During the year ended December 31, 2021, the Company issued 640,000 warrants to Sun 8 Holdings Inc. (“Sun 8”) with an exercise price of $0.94 per unit, in conjunction with achieving minimum thresholds of revenue derived from the brands or cultivars that the Company acquired from Sun 8 during the year ended December 31, 2019.

During the year ended December 31, 2021, 195,711 warrants that formed part of the contingent consideration from the Inner Spirit Transaction, were exercised resulting in a net payment of $0.2 million representing the difference between the exercise prices and the cash consideration (note 5). The carrying value of the exercised warrants was adjusted from warrants to share capital.

The following table summarizes outstanding warrants as at December 31, 2021:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Acquisition of financial obligation	15.94	480,000	0.5
Financial services	4.60	544,000	7.6
Acquired from Inner Spirit (1)	0.34	1,902,117	2.2
Sun 8	0.94	640,000	4.0
	3.20	3,566,117	3.1
(1)

Inner Spirit warrants are exchangeable for 0.0835 Sundial common shares in accordance with the Inner Spirit Transaction consideration (note 5) and have been presented based on the number of Sundial common shares that are issuable.